===============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4054

                    Oppenheimer AMT-Free New York Municipals
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 12/30/2011

===============================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
MUNICIPAL BONDS AND NOTES-116.4%
NEW YORK-88.2%
$   700,000  Albany County, NY IDA
             (Albany College of Pharmacy)(1)                                       5.625%     12/01/2034    $  706,986
    200,000  Albany County, NY IDA
             (Wildwood Programs)                                                   4.900      07/01/2021       179,070
    125,000  Albany County, NY IDA (Wildwood Programs)                             5.000      07/01/2026       105,634
    500,000  Albany, NY Capital Resource Corp. (College Saint Rose)(1)             5.375      07/01/2026       520,185
    500,000  Albany, NY Capital Resource Corp. (College Saint Rose)(1)             5.625      07/01/2031       518,810
  1,000,000  Albany, NY Capital Resource Corp. (College Saint Rose)(1)             5.875      07/01/2041     1,045,530
  2,900,000  Albany, NY IDA (Albany Law School)(1)                                 5.000      07/01/2031     2,932,654
    560,000  Albany, NY IDA (Albany Law School)(1)                                 5.000      07/01/2037       554,030
    285,000  Albany, NY IDA (Brighter Choice Charter School)(1)                    5.000      04/01/2027       257,546
    150,000  Albany, NY IDA (Brighter Choice Charter School)(1)                    5.000      04/01/2032       130,163
    100,000  Albany, NY IDA (Brighter Choice Charter School)(1)                    5.000      04/01/2037        83,664
 14,500,000  Albany, NY IDA (Charitable Leadership)                                5.750      07/01/2026     8,607,055
  1,000,000  Albany, NY IDA (Charitable Leadership)                                6.000      07/01/2019       605,440
    100,000  Albany, NY IDA (New Covenant Charter School)(2)                       7.000      05/01/2025        23,002
    750,000  Albany, NY IDA (Sage Colleges)(1)                                     5.250      04/01/2019       718,088
    500,000  Albany, NY IDA (Sage Colleges)(1)                                     5.300      04/01/2029       428,980
  1,000,000  Albany, NY IDA (St. Peter's Hospital)(1)                              5.500      11/15/2027     1,024,860
  1,380,000  Albany, NY IDA, Series B(1)                                           5.750      11/15/2032     1,409,863
  1,365,000  Albany, NY IDA, Series D(1)                                           5.750      11/15/2027     1,417,525
  4,535,000  Amherst, NY IDA (Beechwood Health Care Center)                        5.200      01/01/2040     3,690,764
     20,000  Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)                      5.250      08/01/2031        20,013
  5,895,000  Brookhaven, NY IDA (Alternatives for Children)                        7.550      02/01/2033     6,030,880
  9,235,000  Brookhaven, NY IDA (Dowling College)(1)                               6.750      11/01/2032     8,765,031
    350,000  Broome County, NY IDA (University Plaza)                              5.200      08/01/2030       299,950
    250,000  Broome County, NY IDA (University Plaza)                              5.200      08/01/2036       204,315
    270,000  Buffalo & Erie County, NY Industrial Land Devel.
             (Buffalo State College Foundation Hsg. Corp.)(1)                      5.375      10/01/2041       285,917
    130,000  Buffalo & Erie County, NY Industrial Land Devel.
             (Buffalo State College Foundation Hsg. Corp.)(1)                      6.000      10/01/2031       147,618
    300,000  Bushnell Basin, NY Fire Assoc.
             (Volunteer Fire Dept.)                                                5.750      11/01/2030       278,028
     25,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2027        26,565
     30,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2028        31,698
     30,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2029        31,584
     30,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2030        31,535
     35,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2031        36,716
     35,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2032        36,697
     35,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2033        36,659
     40,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2034        41,832
     40,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2035        41,660
     45,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2036        46,771
     45,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2037        46,675
     50,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2038        51,649
     50,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2039        51,596
     55,000  Canandaigua & Bristol, NY GO                                          5.000      12/15/2040        56,669

1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$    55,000  Canandaigua & Bristol, NY GO                                          5.000%    12/15/2041    $    56,640
     60,000  Canandaigua & Bristol, NY GO                                          5.000     12/15/2042         61,630
    200,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)            5.000     05/01/2023        201,380
    520,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)            5.100     05/01/2031        501,987
  1,185,000  Cayuga County, NY COP (Auburn Memorial Hospital)                      6.000     01/01/2021      1,185,995
    130,000  Coeymans, NY Fire District                                            5.000     10/15/2024        138,249
    135,000  Coeymans, NY Fire District                                            5.000     10/15/2025        142,937
    140,000  Coeymans, NY Fire District                                            5.000     10/15/2026        147,976
  1,040,000  Colonie, NY GO(1)                                                     6.000     04/01/2032      1,148,846
    840,000  Colonie, NY GO(1)                                                     6.000     04/01/2033        924,025
     15,000  Deerfield, NY GO                                                      5.500     06/15/2021         16,169
     15,000  Deerfield, NY GO                                                      5.500     06/15/2022         16,058
     15,000  Deerfield, NY GO                                                      5.500     06/15/2023         15,952
     15,000  Deerfield, NY GO                                                      5.500     06/15/2024         15,934
     20,000  Deerfield, NY GO                                                      5.500     06/15/2025         21,115
     20,000  Deerfield, NY GO                                                      5.600     06/15/2026         21,057
     20,000  Deerfield, NY GO                                                      5.600     06/15/2027         20,957
     20,000  Deerfield, NY GO                                                      5.600     06/15/2028         20,875
     25,000  Deerfield, NY GO                                                      5.600     06/15/2029         26,002
     25,000  Deerfield, NY GO                                                      5.600     06/15/2030         25,971
     25,000  Deerfield, NY GO                                                      5.600     06/15/2031         25,931
     25,000  Deerfield, NY GO                                                      5.600     06/15/2032         25,921
     30,000  Deerfield, NY GO                                                      5.600     06/15/2033         31,080
     30,000  Deerfield, NY GO                                                      5.600     06/15/2034         31,031
     30,000  Deerfield, NY GO                                                      5.600     06/15/2035         30,946
     35,000  Deerfield, NY GO                                                      5.600     06/15/2036         36,033
 38,135,000  Dutchess County, NY IDA (Bard College)(1)                             5.000     08/01/2046     38,326,819
  8,085,000  Dutchess County, NY IDA (Elant Fishkill)                              5.250     01/01/2037      6,143,792
    570,000  Dutchess County, NY Local Devel. Corp. (Anderson Center Services)(1)  6.000     10/01/2030        574,760
    250,000  Dutchess County, NY Local Devel. Corp. (Health Quest System)(1)       5.250     07/01/2025        273,090
    300,000  Dutchess County, NY Local Devel. Corp. (Health Quest System)(1)       5.750     07/01/2030        320,244
    100,000  Dutchess County, NY Local Devel. Corp. (Health Quest System)(1)       5.750     07/01/2040        104,124
  1,230,000  East Hampton, NY Town Hsg. Authority(1)                               6.500     05/01/2034      1,413,504
    265,000  Erie County, NY IDA (Buffalo City School District)(1)                 5.250     05/01/2030        295,721
    225,000  Erie County, NY IDA (Buffalo City School District)(1)                 5.250     05/01/2031        249,404
    135,000  Erie County, NY IDA (Buffalo City School District)(1)                 5.250     05/01/2032        148,862
    500,000  Erie County, NY IDA (Charter School Applied Tech)(1)                  6.875     06/01/2035        507,890
  1,200,000  Erie County, NY IDA (DePaul Properties)                               5.750     09/01/2028      1,107,936
    130,000  Erie County, NY IDA (DePaul Properties)                               6.500     09/01/2018        130,962
    195,000  Erie County, NY IDA (Global Concepts Charter School)                  6.250     10/01/2037        178,497
  5,600,000  Erie County, NY IDA (Medaille College)                                7.625     04/01/2035      5,890,080

2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$   350,000  Erie County, NY IDA (Orchard Park CCRC)                               5.000%    11/15/2014    $   344,652
  1,485,000  Erie County, NY IDA (Orchard Park CCRC)                               5.125     11/15/2016      1,431,882
  4,130,000  Erie County, NY IDA (The Episcopal Church Home)                       5.875     02/01/2018      4,130,826
  1,880,000  Erie County, NY IDA (The Episcopal Church Home)                       6.000     02/01/2028      1,879,887
 36,405,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                 5.000     06/01/2038     26,876,719
 29,515,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                 5.000     06/01/2045     21,019,107
 56,000,000  Erie County, NY Tobacco Asset Securitization Corp.                    6.875(3)  06/01/2050      1,254,960
 92,000,000  Erie County, NY Tobacco Asset Securitization Corp.                    9.607(3)  06/01/2055        767,280
    110,000  Essex County, NY IDA (North Country Community
               College Foundation)(1)                                              5.300     06/01/2035        112,076
     60,000  Franklin County, NY IDA (North Country Community
               College Foundation)(1)                                              5.200     06/01/2025         62,619
    815,000  Genesee County, NY IDA (United Memorial Medical Center)               5.000     12/01/2027        716,141
     70,000  Hempstead Village, NY GO(1)                                           5.000     09/15/2025         73,713
     70,000  Hempstead Village, NY GO(1)                                           5.000     09/15/2026         73,485
     50,000  Hempstead, NY IDA (Hofstra University)(1)                             5.000     07/01/2033         50,639
    410,000  Hempstead, NY IDA (Peninsula Counseling Center)                       6.500     11/01/2038        365,872
  4,940,000  Hempstead, NY IDA (WORCA)                                             6.900     08/01/2033      4,711,476
  1,000,000  Hempstead, NY Local Devel. Corp. (Molloy College)(1)                  5.750     07/01/2039      1,057,010
  1,790,000  Herkimer County, NY IDA (Herkimer County College Foundation)(1)       6.250     08/01/2034      1,803,264
 13,045,000  Hudson Yards, NY Infrastructure Corp.(1)                              5.000     02/15/2047     13,105,659
  3,400,000  Hudson Yards, NY Infrastructure Corp.(1)                              5.000     02/15/2047      3,415,810
  5,600,000  Hudson Yards, NY Infrastructure Corp.(1)                              5.750     02/15/2047      6,068,664
  2,420,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                          6.250     12/01/2031      2,174,080
    280,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                          6.250     12/01/2031        251,546
  5,000,000  L.I., NY Power Authority(1)                                           6.000     05/01/2033      5,717,150
  4,000,000  L.I., NY Power Authority, Series A(1)                                 5.000     05/01/2038      4,221,080
  4,850,000  L.I., NY Power Authority, Series A(1)                                 5.750     04/01/2039      5,419,875
  5,000,000  L.I., NY Power Authority, Series A(1)                                 6.250     04/01/2033      5,840,600
    415,000  Madison County, NY IDA (Commons II Student Hsg.)(1)                   5.000     06/01/2040        395,051
     10,000  Monroe County, NY IDA (Cloverwood Senior Living)                      6.000     05/01/2013         10,059
     15,000  Monroe County, NY IDA (Cloverwood Senior Living)                      6.750     05/01/2023         14,777
    350,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)          5.250     04/01/2019        350,063
    705,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)          5.375     04/01/2029        684,499
    200,000  Monroe County, NY IDA (Summit at Brighton)                            5.375     07/01/2032        135,616
    400,000  Monroe County, NY IDA (Summit at Brighton)                            5.500     07/01/2027        296,552
    150,000  Monroe County, NY Industrial Devel. Corp.
               (Nazareth College of Rochester)(1)                                  5.000     10/01/2026        157,004
     75,000  Monroe County, NY Industrial Devel. Corp.
               (Nazareth College of Rochester)(1)                                  5.250     10/01/2031         77,806
    325,000  Monroe County, NY Industrial Devel. Corp.
               (Nazareth College of Rochester)(1)                                  5.500     10/01/2041        339,310

3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$    150,000  Monroe County, NY Industrial Devel. Corp.
                  (St. John Fisher College)(1)                                     5.625%    06/01/2026    $   158,817
       250,000  Monroe County, NY Industrial Devel. Corp.
                  (St. John Fisher College)(1)                                     6.000     06/01/2034        265,115
    10,000,000  Monroe County, NY Industrial Devel. Corp.
                  (Unity Hospital Rochester)(4)                                    5.500     08/15/2040     10,956,600
     4,475,000  Monroe County, NY Industrial Devel. Corp.
                  (Unity Hospital Rochester)(4)                                    5.750     08/15/2035      5,181,630
   302,900,000  Monroe County, NY Tobacco Asset Securitization Corp. (TASC)        7.701(3)  06/01/2061      1,302,470
     1,000,000  Monroe, NY Newpower Corp(1)                                        5.625     01/01/2026      1,005,060
     4,000,000  Monroe, NY Newpower Corp.(1)                                       5.500     01/01/2034      3,814,680
       500,000  Mount Vernon, NY IDA (Meadowview)                                  6.200     06/01/2029        469,125
       385,000  Nassau County, NY IDA (ALIA-ACDS)                                  6.125     09/01/2018        373,019
     1,820,000  Nassau County, NY IDA (ALIA-AP)                                    7.000     09/01/2028      1,781,307
       540,000  Nassau County, NY IDA (ALIA-CMA)                                   6.125     09/01/2018        523,195
       595,000  Nassau County, NY IDA (ALIA-CSMR)                                  6.125     09/01/2018        576,484
       380,000  Nassau County, NY IDA (ALIA-EFLI)                                  6.125     09/01/2018        368,174
       235,000  Nassau County, NY IDA (ALIA-HAII)                                  6.125     09/01/2018        227,687
       340,000  Nassau County, NY IDA (ALIA-NCMRS)                                 6.125     09/01/2018        329,419
       180,000  Nassau County, NY IDA (Amsterdam at Harborside)                    6.500     01/01/2027        149,528
     4,330,000  Nassau County, NY IDA (Amsterdam at Harborside)                    6.700     01/01/2043      3,337,044
        10,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)                5.950     11/01/2022          9,288
       185,000  Nassau County, NY IDA (Hispanic Counseling Center)                 6.500     11/01/2037        165,353
     2,510,000  Nassau County, NY IDA (Hispanic Counseling Center)                 7.625     06/01/2033      2,542,605
        65,000  Nassau County, NY IDA (Life's WORCA)                               5.950     11/01/2022         60,375
        70,000  Nassau County, NY IDA (United Veteran's Beacon House)              6.500     11/01/2037         62,566
       590,000  Nassau County, NY IDA, Series A-B                                  6.000     07/01/2021        556,287
    26,655,000  Nassau County, NY Tobacco Settlement Corp.(1)                      5.125     06/01/2046     16,781,988
    85,990,000  Nassau County, NY Tobacco Settlement Corp.                         6.151(3)  06/01/2046      2,976,114
    60,000,000  Nassau County, NY Tobacco Settlement Corp.                         6.763(3)  06/01/2060        360,600
    37,830,000  Nassau County, NY Tobacco Settlement Corp. (TASC)(1)               5.000     06/01/2035     28,047,540
     2,500,000  Niagara County, NY IDA (American Ref-Fuel Company)(1)              5.550     11/15/2024      2,527,825
       700,000  Niagara County, NY IDA (Niagara Falls Memorial Medical Center)     5.750     06/01/2018        692,244
       555,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)           6.250     05/15/2034        513,530
       385,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)           6.250     05/15/2040        348,910
        20,000  Niagara County, NY Tobacco Asset Securitization Corp. (TASC)(1)    5.500     05/15/2019         19,072
        70,000  Niagara Falls, NY Public Water Authority                           5.500     07/15/2034         71,978
     1,185,000  NY Counties Tobacco Trust I(1)                                     6.500     06/01/2035      1,123,025
    14,670,000  NY Counties Tobacco Trust II (TASC)(1)                             5.625     06/01/2035     11,895,903

4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$    100,000  NY Counties Tobacco Trust II (TASC)(1)                               5.750%    06/01/2043    $    77,265
   5,120,000  NY Counties Tobacco Trust III(1)                                     6.000     06/01/2043      4,455,066
     850,000  NY Counties Tobacco Trust IV(1)                                      5.000     06/01/2038        612,026
   5,905,000  NY Counties Tobacco Trust IV (TASC)(1)                               5.000     06/01/2042      3,989,123
  11,240,000  NY Counties Tobacco Trust IV (TASC)(1)                               5.000     06/01/2045      7,147,516
   3,500,000  NY Counties Tobacco Trust IV (TASC)(1)                               6.250     06/01/2041      3,508,190
  84,200,000  NY Counties Tobacco Trust V                                          6.850(3)  06/01/2055        858,840
 334,000,000  NY Counties Tobacco Trust V                                          7.850(3)  06/01/2060      1,603,200
   4,910,000  NY Liberty Devel. Corp.
                (Bank of America Tower at One Bryant Park)(1)                      5.625     01/15/2046      5,182,505
  30,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(4)                   5.125     01/15/2044     30,573,300
  20,000,000  NY Liberty Devel. Corp. (Bank of America Tower)(4)                   5.625     01/15/2046     21,110,000
     235,000  NY MTA, Series 2008C(1)                                              6.500     11/15/2028        280,508
   1,200,000  NY MTA, Series A(1)                                                  5.250     11/15/2038      1,297,404
   2,675,000  NY MTA, Series B(1)                                                  5.000     11/15/2033      2,785,986
   5,000,000  NY MTA, Series D(1)                                                  5.000     11/15/2031      5,389,550
   1,000,000  NY MTA, Series D(1)                                                  5.000     11/15/2034      1,054,540
   6,500,000  NY MTA, Series D(1)                                                  5.000     11/15/2036      6,849,245
   7,580,000  NY Seneca Nation Indians Capital Improvements(1)                     5.000     12/01/2023      6,376,296
   2,000,000  NY Seneca Nation Indians Capital Improvements(1)                     5.250     12/01/2016      1,884,660
  95,000,000  NY TSASC, Inc. (TFABs)(1)                                            5.125     06/01/2042     67,811,950
   5,000,000  NYC Capital Resources Corp. (Albee Retail Devel.)                    7.250     11/01/2042      5,000,350
     700,000  NYC GO(1)                                                            5.000     08/01/2035        761,362
  11,000,000  NYC GO(4)                                                            5.125     03/01/2026     12,451,120
      10,000  NYC GO(1)                                                            5.300     01/15/2026         10,332
  15,000,000  NYC GO(4)                                                            5.375     04/01/2036     16,690,500
      15,000  NYC GO(1)                                                            5.500     11/15/2037         15,051
  20,000,000  NYC GO(4)                                                            5.625     11/15/2031     22,846,423
      45,000  NYC GO(1)                                                            6.000     05/15/2022         45,188
       5,000  NYC GO                                                               7.500     02/01/2019          5,029
     131,721  NYC HDC (Cadman Towers)                                              6.500     11/15/2018        132,344
      37,112  NYC HDC (Corlear)                                                    6.500     11/15/2018         39,115
     450,000  NYC HDC (Multifamily Hsg.)(1)                                        5.500     11/01/2034        474,228
     410,000  NYC HDC (Multifamily Hsg.)(1)                                        5.550     11/01/2039        433,731
   1,590,000  NYC HDC (Multifamily Hsg.)(1)                                        5.700     11/01/2046      1,682,236
      15,000  NYC HDC (Multifamily Hsg.), Series E(1)                              6.250     05/01/2036         15,017
     109,386  NYC HDC (St. Martin Tower)                                           6.500     11/15/2018        109,903
      60,000  NYC IDA (Assoc. for Metro Area Autistic Children)                    4.500     07/01/2021         52,404
   2,760,000  NYC IDA (Beth Abraham Health Services)                               6.500     02/15/2022      2,599,258
     500,000  NYC IDA (Beth Abraham Health Services)                               6.500     11/15/2027        474,755
   2,100,000  NYC IDA (Beth Abraham Health Services)                               6.500     11/15/2034      1,911,609
   6,000,000  NYC IDA (Calhoun School)                                             6.625     12/01/2034      6,171,000
     500,000  NYC IDA (Calhoun School)                                             6.625     12/01/2034        518,035
     960,000  NYC IDA (Center for Elimination of Family Violence)                  7.375     11/01/2036        963,658
     715,000  NYC IDA (Center for Nursing/Rehabilitation)                          5.375     08/01/2027        621,063
     955,000  NYC IDA (Center for Nursing/Rehabilitation)                          5.375     08/01/2027        829,532

5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$ 3,240,000  NYC IDA (Chapin School)                                               5.000%    11/01/2038    $ 3,004,808
    150,000  NYC IDA (Comprehensive Care Management)                               6.000     05/01/2026        146,324
    350,000  NYC IDA (Comprehensive Care Management)                               6.125     11/01/2035        329,770
    780,000  NYC IDA (Eger Harbor House)(1)                                        5.875     05/20/2044        826,722
    725,000  NYC IDA (Family Support Systems)(2)                                   7.500     11/01/2034        448,985
  1,625,000  NYC IDA (Guttmacher Institute)                                        5.750     12/01/2036      1,599,959
    500,000  NYC IDA (Independent Living Assoc.)                                   6.200     07/01/2020        483,335
 13,700,000  NYC IDA (Liberty-7 World Trade Center)                                6.500     03/01/2035     13,699,863
 10,850,000  NYC IDA (Liberty-7 World Trade Center)                                6.750     03/01/2015     10,869,096
  4,000,000  NYC IDA (Lycee Francais De New York)(1)                               6.800     06/01/2028      4,126,920
    420,000  NYC IDA (Manhattan Community Access Corp.)                            6.000     12/01/2036        388,361
    210,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)              6.375     11/01/2038        189,636
  1,020,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)              6.375     11/01/2038        921,091
  2,300,000  NYC IDA (Montefiore Medical Center Corp.)(1)                          5.125     11/01/2035      2,302,231
  6,045,000  NYC IDA (Mount St. Vincent)                                           5.250     06/01/2036      6,028,195
  1,375,000  NYC IDA (Polytechnic University)(1)                                   5.250     11/01/2027      1,399,778
  1,500,000  NYC IDA (Polytechnic University)(1)                                   5.250     11/01/2037      1,502,130
    580,000  NYC IDA (PSCH)                                                        6.375     07/01/2033        528,473
  5,500,000  NYC IDA (Queens Baseball Stadium)(1)                                  5.000     01/01/2039      4,845,610
    750,000  NYC IDA (Reece School)                                                7.500     12/01/2037        754,410
    300,000  NYC IDA (Special Needs Facilities Pooled Program)                     6.650     07/01/2023        300,177
    756,500  NYC IDA (Studio School)(2)                                            7.000     11/01/2038        492,096
  5,345,000  NYC IDA (The Child School)                                            7.550     06/01/2033      5,383,484
    945,000  NYC IDA (Tides Two Rivers Foundation)                                 5.650     12/01/2039        715,233
  3,500,000  NYC IDA (Unicef)                                                      5.300     11/01/2038      3,258,045
  5,600,000  NYC IDA (Urban Resource Institute)                                    7.375     11/01/2033      5,301,072
    785,000  NYC IDA (Vaughn College Aeronautics)(1)                               5.000     12/01/2021        755,264
    545,000  NYC IDA (Vaughn College Aeronautics)(1)                               5.000     12/01/2021        524,355
    150,000  NYC IDA (Vaughn College Aeronautics)(1)                               5.000     12/01/2028        135,072
    360,000  NYC IDA (Vaughn College Aeronautics)(1)                               5.000     12/01/2028        324,173
    100,000  NYC IDA (Vaughn College Aeronautics)(1)                               5.000     12/01/2031         88,462
  2,280,000  NYC IDA (Vaughn College Aeronautics)(1)                               5.250     12/01/2036      2,025,256
  5,600,000  NYC IDA (Vocational Instruction)(2)                                   7.750     02/01/2033      3,088,512
  2,525,000  NYC IDA (Yankee Stadium)(1)                                           7.000     03/01/2049      2,915,491
  2,700,000  NYC IDA (Yeled Yalda Early Childhood)                                 5.725     11/01/2037      2,401,623
     45,000  NYC IDA (YMCA of Greater New York)(1)                                 5.800     08/01/2016         45,127
  5,000,000  NYC Municipal Water Finance Authority(1)                              5.000     06/15/2027      5,457,950
  4,000,000  NYC Municipal Water Finance Authority(1)                              5.000     06/15/2032      4,416,800
  1,000,000  NYC Municipal Water Finance Authority(1)                              5.000     06/15/2035      1,041,460
 20,000,000  NYC Municipal Water Finance Authority(4)                              5.000     06/15/2037     21,396,762
 40,000,000  NYC Municipal Water Finance Authority(4)                              5.500     06/15/2040     44,806,800
  5,000,000  NYC Municipal Water Finance Authority(1)                              5.500     06/15/2043      5,622,000
 20,000,000  NYC Transitional Finance Authority(4)                                 5.000     01/15/2034     21,157,200
  5,500,000  NYC Transitional Finance Authority(1)                                 5.000     02/01/2035      5,987,520
  2,500,000  NYC Transitional Finance Authority (Building Aid)(1)                  5.250     07/15/2037      2,746,850

6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$    15,000  NYS DA (Audit & Control)(1)                                           5.000%    04/01/2029    $    15,019
     30,000  NYS DA (Augustana Lutheran Home for the Aged)(1)                      5.500     08/01/2038         30,107
  6,425,000  NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)(1)                5.250     07/01/2027      6,984,939
  3,765,000  NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)(1)                5.250     07/01/2028      4,075,387
    750,000  NYS DA (Highland Hospital of Rochester)(1)                            5.000     07/01/2026        790,613
    750,000  NYS DA (Highland Hospital of Rochester)(1)                            5.200     07/01/2032        781,643
    560,000  NYS DA (Interagency Council Pooled Loan Program)(1)                   7.000     07/01/2021        573,642
    830,000  NYS DA (Interagency Council Pooled Loan Program)(1)                   7.000     07/01/2031        849,638
  1,035,000  NYS DA (Interagency Council)                                          7.000     07/01/2035      1,035,404
  2,000,000  NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)(1)                         5.500     05/01/2037      2,130,720
    365,000  NYS DA (Manhattan College)                                            5.300     07/01/2037        365,343
  1,360,000  NYS DA (New York Methodist Hospital)(1)                               5.250     07/01/2024      1,392,613
    425,000  NYS DA (Orange Regional Medical Center)(1)                            6.125     12/01/2029        429,310
  6,120,000  NYS DA (Orange Regional Medical Center)(1)                            6.250     12/01/2037      6,169,082
    325,000  NYS DA (Ozanam Hall of Queens Nursing Home)(1)                        5.000     11/01/2026        274,885
 20,000,000  NYS DA (Personal Income Tax)(4)                                       5.000     03/15/2037     21,128,200
  1,990,000  NYS DA (Providence Rest)                                              5.000     07/01/2035      1,432,223
  1,300,000  NYS DA (Providence Rest)                                              5.125     07/01/2030      1,013,246
    340,000  NYS DA (Providence Rest)                                              5.250     07/01/2025        285,420
    650,000  NYS DA (Rochester General Hospital)                                   5.000     12/01/2035        602,544
    300,000  NYS DA (Rochester Institute of Technology)(1)                         5.000     07/01/2040        318,666
     70,000  NYS DA (Sarah Neuman Nursing Home)                                    5.500     08/01/2037         70,067
    250,000  NYS DA (School District Bond Financing Program), Series C(1)          7.250     10/01/2028        303,665
    360,000  NYS DA (School District Bond Financing Program), Series C(1)          7.375     10/01/2033        432,072
    200,000  NYS DA (School District Bond Financing Program), Series C(1)          7.500     04/01/2039        239,804
    500,000  NYS DA (St. Joseph's College)(1)                                      5.250     07/01/2035        526,795
    105,000  NYS DA (St. Joseph's Hospital Health Center)(1)                       5.250     07/01/2018        105,143
 20,000,000  NYS DA (St. Mary's Hospital for Children)                             7.875     11/15/2041     19,846,400
 20,000,000  NYS DA (State Personal Income Tax Authority)(4)                       5.750     03/15/2036     22,962,080
  2,000,000  NYS DA (State University of New York)(1)                              5.000     07/01/2035      2,164,220
    560,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                         6.250     02/15/2035        622,922
  1,000,000  NYS DA (The New School)(1)                                            5.000     07/01/2031      1,068,210
  1,070,000  NYS DA (Winthrop University Hospital)(1)                              5.500     07/01/2023      1,092,010
    100,000  NYS DA (Winthrop University
                Hospital/South Nassau Communities
                Hospital Obligated Group)(1)                                       5.500     07/01/2032        100,794
    360,000  NYS DA (Yeshiva University)(1)                                        5.000     11/01/2031        381,946
  2,040,000  NYS DA (Yeshiva University)(1)                                        5.125     07/01/2029      2,126,496
  5,000,000  NYS EFC (Clean Water & Drinking Revolving Funds)(1)                   5.000     06/15/2036      5,466,650
     45,000  NYS EFC (NYS Water Services)                                          6.600     09/15/2012         45,237

7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$     20,000  NYS HFA (Affordable Hsg.)(1)                                         5.450%    11/01/2040    $   20,897
   5,000,000  NYS Liberty Devel. Corp. (4 World Trade Center)(1)                   5.000     11/15/2031     5,276,900
   5,000,000  NYS Liberty Devel. Corp. (4 World Trade Center)(1)                   5.750     11/15/2051     5,433,350
   1,000,000  NYS Power Authority(1)                                               5.000     11/15/2038     1,096,700
   2,330,000  NYS UDC (State Personal Income Tax Authority)(1)                     5.000     03/15/2037     2,468,216
     295,000  NYS UDC (Subordinated Lien)                                          5.500     07/01/2022       295,982
     250,000  Oneida County, NY IDA (Mohawk Valley Handicapped Services)           5.300     03/15/2019       240,705
      55,000  Onondaga County, NY IDA (Salina Free Library)                        5.500     12/01/2022        57,400
   2,250,000  Onondaga County, NY Trust Cultural
                 Resource Revenue (Syracuse University)(1)                         5.000     12/01/2036     2,458,688
   1,615,000  Onondaga, NY Civic Devel Corp. (Le Moyne College)(1)                 5.200     07/01/2029     1,683,137
   1,810,000  Onondaga, NY Civic Devel Corp. (Le Moyne College)(1)                 5.375     07/01/2040     1,873,658
     535,000  Onondaga, NY Civic Devel Corp. (Upstate Properties)(1)               5.250     12/01/2041       557,015
     665,000  Orange County, NY IDA (Glen Arden)                                   5.625     01/01/2018       572,046
     275,000  Orange County, NY IDA (Glen Arden)                                   5.700     01/01/2028       199,551
   9,190,000  Otsego County, NY IDA (Hartwick College)(1)                          5.900     07/01/2022     9,069,979
   5,000,000  Port Authority  NY/NJ, 166th Series(1)                               5.250     07/15/2036     5,580,700
   2,680,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)          5.625     06/01/2035     2,258,490
   2,000,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)          5.750     06/01/2043     1,677,260
     415,000  Rensselaer County, NY Water Service Sewer Authority(1)               5.350     09/01/2047       436,202
   6,810,000  Rensselaer, NY City School District COP                              5.000     06/01/2026     7,003,949
   1,200,000  Rensselaer, NY City School District COP                              5.000     06/01/2036     1,195,752
   1,060,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)            5.625     08/15/2035       892,668
   3,150,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)            5.750     08/15/2043     2,640,677
 101,000,000  Rockland County, NY Tobacco Asset Securitization Corp.               6.252(3)  08/15/2045     3,636,000
  53,000,000  Rockland County, NY Tobacco Asset Securitization Corp.               6.637(3)  08/15/2050     1,077,490
  50,000,000  Rockland County, NY Tobacco Asset Securitization Corp.               7.676(3)  08/15/2060       235,000
     230,000  Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Saratoga Care Family
                 Health Centers)(1)                                                5.125     12/01/2027       234,338
     105,000  Seneca County, NY IDA (New York
                 Chiropractic College)(1)                                          5.000     10/01/2027       106,829
      45,000  Sodus Village, NY GO(1)                                              5.000     05/15/2032        48,018
      45,000  Sodus Village, NY GO(1)                                              5.000     05/15/2033        47,950
      45,000  Sodus Village, NY GO(1)                                              5.000     05/15/2034        47,860
      45,000  Sodus Village, NY GO(1)                                              5.000     05/15/2035        47,725

8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$    45,000  Sodus Village, NY GO(1)                                               5.000%    05/15/2036    $    47,657
     45,000  Sodus Village, NY GO(1)                                               5.000     05/15/2037         47,567
 11,265,000  SONYMA, Series 161(4)                                                 5.875     10/01/2039     12,014,310
    100,000  St. Lawrence County, NY IDA (Clarkson University)(1)                  6.000     09/01/2034        112,946
    810,000  St. Lawrence County, NY IDA (Edwards John Noble Hospital)             6.250     10/01/2040        816,683
  2,050,000  Suffolk County, NY Economic Devel. Corp.
                (Catholic Health Services)(1)                                      5.000     07/01/2028      2,135,793
  1,000,000  Suffolk County, NY Economic Devel. Corp.
                (Peconic Landing at Southold)(1)                                   6.000     12/01/2040      1,023,850
    625,000  Suffolk County, NY Economic Devel. Corp., Series A                    7.375     12/01/2040        635,244
     95,000  Suffolk County, NY IDA (ALIA-Adelante)                                6.500     11/01/2037         84,911
    180,000  Suffolk County, NY IDA (ALIA-DDI)                                     5.950     10/01/2021        168,790
     65,000  Suffolk County, NY IDA (ALIA-IGHL)                                    5.950     11/01/2022         60,375
      5,000  Suffolk County, NY IDA (ALIA-IGHL)                                    6.000     10/01/2031          4,362
  4,000,000  Suffolk County, NY IDA (ALIA-IGHL)                                    7.250     12/01/2033      3,978,920
    390,000  Suffolk County, NY IDA (ALIA-UVBH)                                    6.500     11/01/2037        348,582
  8,515,000  Suffolk County, NY IDA (Dowling College)                              5.000     06/01/2036      6,422,524
    150,000  Suffolk County, NY IDA (Dowling College)(1)                           6.700     12/01/2020        149,982
    365,000  Suffolk County, NY IDA
                (Easter Long Island Hospital Assoc.)                               5.375     01/01/2027        311,659
    685,000  Suffolk County, NY IDA
                (Easter Long Island Hospital Assoc.)                               5.500     01/01/2037        544,219
  9,000,000  Suffolk County, NY IDA (Jefferson's Ferry)(1)                         5.000     11/01/2028      8,784,270
  1,000,000  Suffolk County, NY IDA (L.I. Network Community Services)              7.550     02/01/2034      1,023,240
    620,000  Suffolk County, NY IDA
                (Nassau-Suffolk Services for Autism)                               6.750     11/01/2036        607,160
    210,000  Suffolk County, NY IDA
                (Nassau-Suffolk Services for Autism)                               6.750     11/01/2036        205,651
  1,000,000  Suffolk County, NY IDA
                (New York Institute of Technology)(1)                              5.000     03/01/2026      1,020,920
  5,985,000  Suffolk County, NY IDA
                (Pederson-Krager Center)                                           7.000     11/01/2035      5,275,059
    505,000  Suffolk County, NY IDA
                (Pederson-Krager Center)                                           7.200     02/01/2035        456,222
    185,000  Suffolk County, NY IDA
                (Southampton Hospital Assoc.)                                      7.250     01/01/2020        185,039
    215,000  Suffolk County, NY IDA
                (Special Needs Facilities Pooled Program)                          5.250     07/01/2022        189,138
  6,350,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                     0.000(5)  06/01/2044      5,295,583
    465,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                     5.375     06/01/2028        391,707
  1,500,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                     6.000     06/01/2048      1,192,095
 15,750,000  Suffolk, NY Tobacco Asset Securitization Corp.                        8.000(3)  06/01/2048        399,893
    408,000  Sullivan County, NY Community College COP                             5.750     08/15/2025        340,725
    200,000  Syracuse, NY IDA (Jewish Home of Central New York)                    7.375     03/01/2021        186,194
    175,000  Tompkins County, NY IDA (Kendal at Ithaca)(1)                         5.500     07/01/2024        176,393
  6,100,000  Troy, NY Capital Resource Corp.
                (Rensselaer Polytechnic Institute)(1)                              5.000     09/01/2030      6,372,243
  1,000,000  Ulster County, NY IDA
                (Kingston Regional Senior Living Corp.)                            6.000     09/15/2042        632,680

9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
NEW YORK CONTINUED
$    15,000  Ulster County, NY IDA (Mid-Hudson Family Health Institute)(1)         5.300%    07/01/2016    $   15,049
  3,715,000  Utica, NY IDA (Utica College Civic Facility)                          5.750     08/01/2028     3,714,814
  1,250,000  Utica, NY IDA (Utica College Civic Facility)                          6.750     12/01/2021     1,276,613
     30,000  Voorheesville, NY GO                                                  5.000     02/15/2023        33,192
     35,000  Voorheesville, NY GO                                                  5.000     02/15/2024        38,450
     35,000  Voorheesville, NY GO                                                  5.000     02/15/2025        38,136
     35,000  Voorheesville, NY GO                                                  5.000     02/15/2026        38,084
     40,000  Voorheesville, NY GO                                                  5.000     02/15/2027        43,269
     40,000  Voorheesville, NY GO                                                  5.000     02/15/2028        43,073
     40,000  Voorheesville, NY GO                                                  5.000     02/15/2029        42,956
     45,000  Voorheesville, NY GO                                                  5.000     02/15/2030        48,216
     45,000  Voorheesville, NY GO                                                  5.000     02/15/2031        48,020
     50,000  Voorheesville, NY GO                                                  5.000     02/15/2032        53,308
     50,000  Voorheesville, NY GO                                                  5.000     02/15/2033        53,284
     55,000  Voorheesville, NY GO                                                  5.000     02/15/2034        58,506
     55,000  Voorheesville, NY GO                                                  5.000     02/15/2035        58,347
     60,000  Voorheesville, NY GO                                                  5.000     02/15/2036        63,536
     60,000  Voorheesville, NY GO                                                  5.000     02/15/2037        63,422
  4,410,000  Westchester County, NY Healthcare Corp., Series A(1,6)                5.000     11/01/2030     4,473,019
  3,300,000  Westchester County, NY Healthcare Corp., Series B(1)                  5.125     11/01/2041     3,320,031
  3,000,000  Westchester County, NY Healthcare Corp., Series B(1)                  6.125     11/01/2037     3,277,650
  3,335,000  Westchester County, NY IDA (EBC White Plains)(6)                      8.000     11/01/2043     3,398,799
  3,335,000  Westchester County, NY IDA (EBC White Plains)                         8.000     11/01/2043     3,398,799
  3,330,000  Westchester County, NY IDA (EBC White Plains)(6)                      8.000     11/01/2043     3,393,703
    370,000  Westchester County, NY IDA (Field Home)                               6.500     08/15/2022       359,178
    250,000  Westchester County, NY IDA (Guiding Eyes for the Blind)(1)            5.375     08/01/2024       258,963
  1,615,000  Westchester County, NY IDA (Rippowam-Cisqua School)(1)                5.750     06/01/2029     1,615,420
    320,000  Westchester County, NY IDA (Schnurmacher Center)                      6.500     11/01/2013       329,728
    600,000  Westchester County, NY IDA (Schnurmacher Center)                      6.500     11/01/2033       583,578
    300,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)          5.000     06/01/2026       283,332
 10,790,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)          5.125     06/01/2045     7,639,428
    945,000  Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)           6.000     02/01/2041       993,044
    150,000  Yonkers, NY EDC (Charter School of Educational Excellence)(1)         6.250     10/15/2040       148,401
    950,000  Yonkers, NY IDA (Sarah Lawrence College)(1)                           6.000     06/01/2029     1,043,091
  4,000,000  Yonkers, NY IDA (Sarah Lawrence College)(1)                           6.000     06/01/2041     4,297,760
    400,000  Yonkers, NY IDA (St. Joseph's Hospital), Series 98-B                  6.150     03/01/2015       398,164
                                                                                                         -------------
                                                                                                         1,032,869,785

10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
U.S. POSSESSIONS-28.2%
$10,000,000  Guam GO(1)                                                            5.000%    11/15/2023    $ 9,258,800
  1,465,000  Guam GO(1)                                                            5.250     11/15/2037      1,281,729
    850,000  Guam GO(1)                                                            6.750     11/15/2029        885,411
 10,925,000  Guam GO(1)                                                            7.000     11/15/2039     11,375,766
  1,200,000  Guam Government Business Privilege(1)                                 5.000     01/01/2031      1,271,208
  2,000,000  Guam Government Waterworks Authority & Wastewater System(1)           5.625     07/01/2040      1,923,220
  2,525,000  Guam Government Waterworks Authority & Wastewater System(1)           5.875     07/01/2035      2,518,612
  1,000,000  Guam Government Waterworks Authority & Wastewater System(1)           6.000     07/01/2025      1,015,890
  4,165,000  Guam Power Authority, Series A(1)                                     5.125     10/01/2029      4,065,082
  9,380,000  Guam Power Authority, Series A(1)                                     5.250     10/01/2034      9,069,803
  1,400,000  Guam Power Authority, Series A(1)                                     5.500     10/01/2030      1,392,748
  1,200,000  Guam Power Authority, Series A(1)                                     5.500     10/01/2040      1,176,624
    855,000  Northern Mariana Islands Commonwealth, Series A                       5.000     06/01/2017        790,747
  1,955,000  Northern Mariana Islands Commonwealth, Series A                       5.000     10/01/2022      1,638,701
    200,000  Northern Mariana Islands Commonwealth, Series A(1)                    6.750     10/01/2033        187,594
  6,280,000  Puerto Rico Aqueduct & Sewer Authority(1)                             6.000     07/01/2038      6,623,202
    790,000  Puerto Rico Aqueduct & Sewer Authority(1)                             6.000     07/01/2044        831,388
 21,210,000  Puerto Rico Aqueduct & Sewer Authority(1)                             6.125     07/01/2024     24,010,781
     15,000  Puerto Rico Children's Trust Fund (TASC)(1)                           5.375     05/15/2033         14,145
  8,400,000  Puerto Rico Children's Trust Fund (TASC)(1)                           5.500     05/15/2039      7,101,024
 19,500,000  Puerto Rico Children's Trust Fund (TASC)(1)                           5.625     05/15/2043     16,619,850
  4,595,000  Puerto Rico Commonwealth GO(1)                                        5.250     07/01/2031      4,679,502
  1,980,000  Puerto Rico Commonwealth GO(1)                                        5.250     07/01/2032      2,002,513
    485,000  Puerto Rico Commonwealth GO(1)                                        5.500     07/01/2018        541,604
 31,225,000  Puerto Rico Commonwealth GO(1)                                        5.500     07/01/2032     32,143,640
  1,500,000  Puerto Rico Commonwealth GO(1)                                        5.625     07/01/2033      1,539,510
  8,000,000  Puerto Rico Commonwealth GO(1)                                        5.750     07/01/2036      8,446,320
  3,445,000  Puerto Rico Electric Power Authority, Series AAA(1)                   5.250     07/01/2022      3,836,834
  5,450,000  Puerto Rico Electric Power Authority, Series AAA(1)                   5.250     07/01/2024      5,920,553
  5,735,000  Puerto Rico Electric Power Authority, Series AAA(1)                   5.250     07/01/2025      6,180,954
  3,410,000  Puerto Rico Electric Power Authority, Series AAA(1)                   5.250     07/01/2027      3,627,422
  5,670,000  Puerto Rico Electric Power Authority, Series AAA(1)                   5.250     07/01/2028      5,994,381
  1,945,000  Puerto Rico Electric Power Authority, Series AAA(1)                   5.250     07/01/2029      2,049,233
  2,155,000  Puerto Rico Electric Power Authority, Series AAA(1)                   5.250     07/01/2031      2,238,054
    355,000  Puerto Rico Highway & Transportation Authority(1)                     5.000     07/01/2028        356,963
    500,000  Puerto Rico Highway & Transportation Authority                        5.300     07/01/2035        510,805
  2,150,000  Puerto Rico Highway & Transportation Authority(1)                     5.500     07/01/2030      2,326,279
      5,000  Puerto Rico Highway & Transportation Authority, Series A(1)           5.000     07/01/2038          4,989
  7,405,000  Puerto Rico Highway & Transportation Authority, Series K(1)           5.000     07/01/2030      7,448,690
    225,000  Puerto Rico Highway & Transportation Authority, Series N(1)           5.250     07/01/2039        232,844

11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON     MATURITY        VALUE
-----------                                                                        ------    ----------    -----------
U.S. POSSESSIONS CONTINUED
$   4,000,000   Puerto Rico Infrastructure(1)                                      5.000%    07/01/2041    $ 3,954,360
      725,000   Puerto Rico Infrastructure(1)                                      5.500     07/01/2024        787,234
   15,000,000   Puerto Rico Infrastructure                                         5.650(3)  07/01/2029      5,212,650
    4,600,000   Puerto Rico Infrastructure                                         7.460(3)  07/01/2030      1,465,928
    2,500,000   Puerto Rico Infrastructure (Mepsi Campus)                          6.500     10/01/2037      2,490,375
    1,100,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                  5.000     03/01/2036        969,419
    1,500,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                  5.375     02/01/2029      1,432,950
      105,000   Puerto Rico ITEMECF (Guaynabo Municipal Government Center)(1)      5.625     07/01/2022        105,194
    4,305,000   Puerto Rico ITEMECF (Polytechnic University)(1)                    5.000     08/01/2022      4,297,811
    1,500,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)            5.250     09/01/2031      1,500,075
       10,000   Puerto Rico Public Buildings Authority(1)                          5.125     07/01/2022         10,033
      810,000   Puerto Rico Public Buildings Authority(1)                          5.250     07/01/2029        817,266
    1,400,000   Puerto Rico Public Buildings Authority(1)                          6.500     07/01/2030      1,575,196
    3,500,000   Puerto Rico Public Buildings Authority(1)                          6.750     07/01/2036      3,966,970
    1,000,000   Puerto Rico Public Buildings Authority(1)                          7.000     07/01/2021      1,116,520
    3,150,000   Puerto Rico Public Buildings Authority(1)                          7.000     07/01/2025      3,440,682
    5,000,000   Puerto Rico Public Finance Corp., Series B(1)                      5.500     08/01/2031      5,134,650
   34,995,000   Puerto Rico Sales Tax Financing Corp., Series A(4)                 5.250     08/01/2057     36,362,955
   19,000,000   Puerto Rico Sales Tax Financing Corp., Series A                    5.950(3)  08/01/2056      1,162,800
   25,000,000   Puerto Rico Sales Tax Financing Corp., Series A                    6.100(3)  08/01/2044      3,453,250
   27,615,000   Puerto Rico Sales Tax Financing Corp., Series A                    6.130(3)  08/01/2043      4,072,108
   10,000,000   Puerto Rico Sales Tax Financing Corp., Series A                    6.137(3)  08/01/2047      1,118,700
   18,120,000   Puerto Rico Sales Tax Financing Corp., Series A                    6.160(3)  08/01/2036      4,240,805
  277,125,000   Puerto Rico Sales Tax Financing Corp., Series A                    6.580(3)  08/01/2054     19,445,861
   13,000,000   Puerto Rico Sales Tax Financing Corp., Series C(4)                 5.750     08/01/2057     14,163,890
   26,550,000   Puerto Rico Sales Tax Financing Corp., Series C                    6.190(3)  08/01/2038      5,422,572
    1,000,000   University of Puerto Rico(1)                                       5.000     06/01/2025      1,017,190
    5,925,000   University of Puerto Rico, Series Q(1)                             5.000     06/01/2030      5,935,250
    1,700,000   University of Puerto Rico, Series Q(1)                             5.000     06/01/2036      1,647,458
                                                                                                        --------------
                                                                                                           329,453,567

TOTAL INVESTMENTS, AT VALUE (COST $1,437,005,727)-116.4%                                                 1,362,323,352
LIABILITIES IN EXCESS OF OTHER ASSETS-(16.4)                                                              (191,801,617)
                                                                                                        --------------
NET ASSETS-100.0%                                                                                       $1,170,521,735
                                                                                                        ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.


12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or delayed delivery to be delivered and settled after December 30, 2011. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts of December 30, 2011 based on valuation input level:

                                                LEVEL 2-         LEVEL 3-
                              LEVEL 1-           OTHER          SIGNIFICANT
                             UNADJUSTED       SIGNIFICANT      UNOBSERVABLE
                           QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                           --------------  ------------------  -------------  --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                $            -  $    1,032,846,783  $      23,002  $1,032,869,785
   U.S. Possessions                     -         329,453,567              -     329,453,567
                           --------------  ------------------  -------------  --------------
Total Assets               $            -  $    1,362,300,350  $      23,002  $1,362,323,352
                           --------------  ------------------  -------------  --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS     Assoc. for Children with Down Syndrome
ALIA     Alliance of Long Island Agencies
AP       Advantage Planning, Inc.
CCRC     Continuing Care Retirement Community
CMA      Community Mainstreaming Associates, Inc.
COP      Certificates of Participation
CSMR     Community Services for the Mentally Retarded
DA       Dormitory Authority
DDI      Developmental Disabilities Institute
DRIVERS  Derivative Inverse Tax Exempt Receipts
EBC      Engel Berman Corp.
EDC      Economic Devel. Corp.
EFC      Environmental Facilities Corp.
EFLI     Epilepsy Foundation of L.I., Inc.
FIT      Fashion Institute of Technology
GO       General Obligation
HAII     Homes Anew II, Inc.
HDC      Housing Devel. Corp.
HFA      Housing Finance Agency

13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

IDA      Industrial Devel. Agency
IGHL     Independent Group Home for Living
ITEMECF  Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.     Long Island
LIJMC    Long Island Jewish Medical Center
MTA      Metropolitan Transportation Authority
NCMRS    Nassau Community Mental Retardation Services Company
NSUH     North Shore University Hospital
NSUHGC   North Shore University Hospital at Glen Cove
NY/NJ    New York/New Jersey
NYC      New York City
NYS      New York State
PSCH     Professional Service Centers for the Handicapped, Inc.
ROLs     Residual Option Longs
SONYMA   State of New York Mortgage Agency
TASC     Tobacco Settlement Asset-Backed Bonds
TFABs    Tobacco Flexible Amortization Bonds
UBF      University of Buffalo Foundation
UDC      Urban Devel. Corp.
UVBH     United Veteran's Beacon House
WORCA    Working Organization for Retarded Children and Adults
YMCA     Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ( ) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                        WHEN-ISSUED OR
                       DELAYED DELIVERY
                      BASIS TRANSACTIONS
                      ------------------
Purchased securities  $        7,073,028

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually

15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 30, 2011, the Fund's maximum exposure under such agreements is estimated at $132,405,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short term floating rate securities is recorded as interest expense. At December 30, 2011, municipal bond holdings with a value of $313,801,770 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $184,815,000 in short-term floating rate securities issued and outstanding at that date.

At December 30, 2011, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

PRINCIPAL AMOUNT   INVERSE FLOATER(1)                                      COUPON RATE (2)    MATURITY DATE     VALUE
-----------------  ------------------------------------------------------  ---------------    -------------  ------------
                   Monroe County, NY Industrial Devel. Corp.
$       2,240,000      (Unity Hospital Rochester) ROLs(3)                           9.120%          8/15/35  $  2,946,630
                   Monroe County, NY Industrial Devel. Corp.
        5,000,000      (Unity Hospital Rochester) ROLs(3)                           8.695           8/15/40     5,956,600
                   NY Liberty Devel. Corp.
       15,000,000      (Bank of America Tower at One Bryant Park) ROLs(3)           8.311           1/15/44    15,573,300
                   NY Liberty Devel. Corp.
       10,000,000      (Bank of America Tower at One Bryant Park) ROLs(3)           9.112           1/15/46    11,110,000
        6,670,000  NYC GO DRIVERS                                                  13.077          11/15/31     9,516,423
        2,750,000  NYC GO ROLs                                                     15.493            3/1/26     4,201,120
        3,750,000  NYC GO ROLs(3)                                                  16.394            4/1/36     5,440,500
       10,000,000  NYC Municipal Water Finance Authority ROLs(3)                   16.829           6/15/40    14,806,800
        4,160,000  NYC Municipal Water Finance Authority ROLs(3)                   18.432           6/15/37     5,556,762
       10,000,000  NYC Transitional Finance Authority ROLs(3)                       8.094           1/15/29    11,157,200
       10,000,000  NYS DA (Personal Income Tax) DRIVERS                             7.899           9/15/31    11,128,200
        6,670,000  NYS DA (State Personal Income Tax Authority)                    13.402           3/15/36     9,632,080
       11,665,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                   12.059            8/1/57    13,032,955
        3,250,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                   17.900            8/1/57     4,413,890
        3,765,000  SONYMA ROLs                                                     13.832           10/1/39     4,514,310
                                                                                                             ------------
                                                                                                             $128,986,770
                                                                                                             ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $184,815,000 as of December 30, 2011.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

Cost                               $7,179,237
Market Value                       $4,052,595
Market Value as a % of Net Assets       0.35%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $1,251,141,167(1)
                                  ==============
Gross unrealized appreciation     $   60,213,936
Gross unrealized depreciation       (136,847,000)
                                  --------------
Net unrealized depreciation       $  (76,633,064)
                                  ==============

1. The Federal tax cost of securities does not include cost of $187,815,249, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals

By: /s/ William F. Glavin, Jr.
    -------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     ------------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 2/9/2012

By:  /s/ Brian W. Wixted
     ------------------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 2/9/2012